Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

May 30, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life US")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life (U.S.) Variable Account I. The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies (ånew Policiesæ).

The prospectus within the Registration Statement is substantially similar to the prospectus within File No. 333-100831. The major differences between the prospectus for the new Policies and the prospectus within 333-100831 are as follows:

•	The new Policies have a different fund lineup.

•	The new Policies have a choice of death benefit compliance tests (Guideline Premium Test or Cash Value Accumulation Test).

•	The new Policies have a third death benefit option.

•
The new Policies have additional optional riders. Those are the Enhanced Cash Surrender Value Rider, the Loan Lapse Protection Rider, the Charitable Giving Rider and the Long Term Accumulation Rider. Note attachment of the Long Term Accumulation Rider affects the Policy’s Premium Expense Charge, Surrender Charge, Cost of Insurance Charge, Mortality and Expense Risk Charge, Monthly Expense Charge and Loan Interest Rate.

Further, comments received from the Commission Staff on 333-136435, declared effective February 1, 2007, were incorporated into 333-100831 through a 485(b) filing made April 27, 2007. Those changes are as follows:

The Risk/Benefit Summary has been subtitled to differentiate between Contract Benefits and Contract Risks.

The Risk/Benefit Summary includes a definition of investment risk.

åMaximumæ and åminimumæ replace åguaranteedæ and åcurrentæ, where appropriate, in the Fee Table.

A flat extra charge has been added to the Fee Table and defined in the Glossary.

The Variable Account section has been revised to indicate the Variable Account is fully funded for the purpose of Federal securities laws.

The Premium section has been revised to clarify when a premium may be rejected.

The Net Premium section has been revised to explain the purpose of the Expense Charges Applied to Premium.

The Increases section has been revised to explain that cost of insurance charges may be different on the increased portion than on the initial face amount and why that may be.

The Short-Term Trading section has been updated to address Rule 22c2.

The Transfer Privileges section has been revised to define an acceptable transfer.

The Account Value of the Sub-Accounts section has been revised to list the holidays of the New York Stock Exchange.

The Mortality and Expense Risk Charge and the Monthly Cost of Insurance sections have been revised to state the Company may realize a profit from the charges.

An Other Charges and Deductions section was added to address loan interest and flat extra charges.

The Report to Owner section references confirmations for individual transactions.

The Federal Income Tax Considerations section has been updated to address the Pension Protection Act of 2006.

The Voting Rights section has been revised to address proportional voting.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues. A courtesy copy of the prospectus for the new Policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and 333-100831.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments. At that time, Registrant will update the Registration Statement with the December 31, 2006, financial statements of the Depositor.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel